Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Trading loans	[1],[2]	$ 7,544	$ 7,811
United States [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[3]	5,844	6,489
Europe [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[4]	601	708
Canada [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[4]	1,068	512
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	[1],[2],[4]	$ 31	$ 102

[1]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[2]	Loans are primarily denominated in U.S. dollars.
[3]	Includes trading loans that serve as a hedge to loan-based credit total return swaps of $5,756 (2022 – $6,414), while the remaining relates to short-term precious metals trading and lending activities.
[4]	These loans are primarily related to short-term precious metals trading and lending activities.